Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets [abstract]
Loans and advances at amortised cost		£ 141,636	£ 136,959
Reverse repurchase agreements and other similar secured lending		1,731	1,613
Financial liabilities [abstract]
Deposits at amortised cost		(213,897)	(199,337)
Repurchase agreements and other similar secured borrowing		(2,032)	(7,378)
Debt securities in issue		(33,536)	(39,063)
Subordinated liabilities		(33,425)	(35,327)	£ (24,193)
Level 1 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	6,827	223
Reverse repurchase agreements and other similar secured lending		0	0
Financial liabilities [abstract]
Deposits at amortised cost		(135,398)	(157,440)
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		0	0
Subordinated liabilities		0	0
Level 2 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	69,289	66,703
Reverse repurchase agreements and other similar secured lending		1,731	1,613
Financial liabilities [abstract]
Deposits at amortised cost		(78,494)	(41,897)
Repurchase agreements and other similar secured borrowing		(2,032)	(7,378)
Debt securities in issue		(31,652)	(36,967)
Subordinated liabilities		(34,861)	(36,174)
Level 3 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	63,133	68,452
Reverse repurchase agreements and other similar secured lending		0	0
Financial liabilities [abstract]
Deposits at amortised cost		(5)	0
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		(1,877)	(2,116)
Subordinated liabilities		0	0
Not held at fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	141,251	137,435
Reverse repurchase agreements and other similar secured lending		1,731	1,613
Financial liabilities [abstract]
Deposits at amortised cost		(213,897)	(199,337)
Repurchase agreements and other similar secured borrowing		(2,032)	(7,378)
Debt securities in issue		(33,529)	(39,083)
Subordinated liabilities		(34,861)	(36,174)
Not held at fair value [member] | Finance lease receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost		2,002	2,057
Carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	141,636	136,959
Reverse repurchase agreements and other similar secured lending		1,731	1,613
Financial liabilities [abstract]
Deposits at amortised cost		(213,881)	(199,337)
Repurchase agreements and other similar secured borrowing		(2,032)	(7,378)
Debt securities in issue		(33,536)	(39,063)
Subordinated liabilities		£ (33,425)	£ (35,327)

[1]

The fair value hierarchy for finance lease receivables presented within loans and advances at amortised cost, with fair value amounting to £ 2,002 m (2018: £ 2,057 m), is not required as part of the standard.